Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 47,669		$ 1,096		$ 52,667
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax	9,075	[1]	(4,959)	[1]	(12,885)	[1]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax	27,479	[2]
Reclassification from other comprehensive income into earnings, net of deferred tax	(290)	[3]	1,464	[3]	387	[3]
Comprehensive income (loss)	$ 83,933		$ (2,399)		$ 40,169

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[3]	Deferred tax benefit was $41,000 and deferred tax expense was $0.2 million and $38,000 for the years ended December 31, 2012, 2011 and 2010, respectively.